Pensions and other post-employment benefits - Present value (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Wholly funded
Net defined benefit
Present value of obligations	€ 18,940	€ 21,271
Partly funded
Net defined benefit
Present value of obligations	5,248	6,122
Unfunded
Net defined benefit
Present value of obligations	€ 1,310	€ 1,270